PIMCO Variable Insurance Trust

Supplement Dated November 15, 2013 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolios”)

Effective immediately, the PIMCO Global Multi-Asset Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. All are Managing Directors of PIMCO. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009. Dr. El-Erian is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Effective immediately, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. All are Managing Directors of PIMCO. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012. Dr. El-Erian is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, disclosure concerning the co-portfolio managers of the Portfolios in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Advantage® Strategy Bond PIMCO Global Multi-Asset** PIMCO Global Multi-Asset Managed Volatility**	Mohamed El-Erian	5/11* 4/09* 4/12*

CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Diversified Allocation PIMCO Global Multi-Asset** PIMCO Global Multi-Asset Managed Volatility**	Vineer Bhansali	4/12* 4/09* 4/12*

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

PIMCO Diversified Income PIMCO Global Multi-Asset** PIMCO Global Multi-Asset Managed Volatility**	Curtis Mewbourne	* 4/09* 4/12*	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

*	Inception of the Portfolio.
**

Dr. El-Erian is responsible for overall portfolio construction for the Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_111513

PIMCO Variable Insurance Trust

Supplement Dated November 15, 2013 to the

PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Portfolio Institutional Class Prospectus and PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus, each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio (the “Portfolio”)

Effective immediately, the PIMCO Global Multi-Asset Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. All are Managing Directors of PIMCO. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009. Dr. El-Erian is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager*	Since	Recent Professional Experience
PIMCO Global Multi-Asset	Mohamed El-Erian	4/09**

CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

	Curtis Mewbourne	4/09**	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

	Vineer Bhansali	4/09**

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed income trading.

*

Dr. El-Erian is responsible for overall portfolio construction for the Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

**	Inception of the Portfolio.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_111513

PIMCO Variable Insurance Trust

Supplement Dated November 15, 2013 to the

PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus and PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class Prospectus, each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Managed Volatility Portfolio

(the “Portfolio”)

Effective immediately, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. All are Managing Directors of PIMCO. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012. Dr. El-Erian is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager*	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Volatility	Mohamed El-Erian	4/12**

CEO and Co-CIO, PIMCO. He re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. Dr. El-Erian also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

	Curtis Mewbourne	4/12**	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

	Vineer Bhansali	4/12**

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed income trading.

*

Dr. El-Erian is responsible for overall portfolio construction for the Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

**	Inception of the Portfolio

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_111513

PIMCO Variable Insurance Trust

Supplement dated November 15, 2013 to the

Statement of Additional Information dated April 30, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio (each a “Portfolio,” collectively the “Portfolios”)

Effective immediately, the Portfolios’ portfolios are jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective immediately, corresponding changes are made in the footnotes accompanying the table in the “Portfolio Managers—Other Accounts Managed” section of the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective November 15, 2013, the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio are jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne.

Additionally, effective immediately, corresponding changes are made in the table in the “Portfolio Managers—Securities Ownership” section of the SAI.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_111513